(Loss)/profit on disposal of intangible assets (Tables)	6 Months Ended
Dec. 31, 2022
(Loss)/profit on disposal of intangible assets
Schedule of (loss)/profit on disposal of intangible assets

	Three months ended		Six months ended
	31 December		31 December
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
(Loss)/profit on disposal of registrations	(2,588)	(660)	14,020	16,658
Player loan income	—	342	—	500
	(2,588)	(318)	14,020	17,158